GEOGRAPHIC INFORMATION (Schedule of Revenue by Geographic Location) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	$ 145,600	$ 135,922	$ 110,100
Europe [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	58,414	94,644	36,199
Asia And Oceania [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	44,227	23,519	42,994
Americas [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	19,391	8,131	16,576
Middle East And Africa [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	$ 23,568	$ 9,628	$ 14,331